SHAREHOLDERS' EQUITY (Summary of Stock Options Outstanding By Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Outstanding
Number of options | shares	2,150,312
Exercisable
Number of options | shares	651,141
Exercise Price Range One [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 13.35
Ranges of exercise price, Upper limit	$ 17.63
Number of options | shares	195,170
Weighted average remaining contractual life (years)	9 months 3 days
Weighted average exercise price	$ 16.89
Exercisable
Number of options | shares	195,170
Weighted average exercise price	$ 16.89
Exercise Price Range Two [Member]
Outstanding
Ranges of exercise price, Lower limit	20.26
Ranges of exercise price, Upper limit	$ 24.89
Number of options | shares	1,363,349
Weighted average remaining contractual life (years)	3 years 9 months 3 days
Weighted average exercise price	$ 23.16
Exercisable
Number of options | shares	291,808
Weighted average exercise price	$ 23.13
Exercise Price Range Three [Member]
Outstanding
Ranges of exercise price, Lower limit	25.25
Ranges of exercise price, Upper limit	$ 29.10
Number of options | shares	396,585
Weighted average remaining contractual life (years)	2 years 6 months 18 days
Weighted average exercise price	$ 26.79
Exercisable
Number of options | shares	164,163
Weighted average exercise price	$ 26.59
Exercise Price Range Four [Member]
Outstanding
Ranges of exercise price, Lower limit	32.71
Ranges of exercise price, Upper limit	$ 35.43
Number of options | shares	195,208
Weighted average remaining contractual life (years)	5 years 1 month 2 days
Weighted average exercise price	$ 33.20
Exercisable
Number of options | shares
Weighted average exercise price